Jun. 27, 2019
Prudential Investment Portfolios 4
PGIM Muni High Income Fund
(the "Fund")

Supplement dated June 27, 2019 to the Fund's Currently Effective
Summary Prospectus, Prospectus and Statement of Additional Information

Effective July 1, 2019, the Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.	In the Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.